UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Alpine Global Premier Properties Fund

July 31, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (85.9%)
Australia (8.0%)
GPT Group	3,000,000	$11,530,988
National Australia Bank Ltd.	750,000	24,519,329
Stockland Corp. Ltd.	4,679,322	30,826,992
Valad Property Group	11,200,000	17,658,690
Westfield Group	3,944,607	64,036,485
		148,572,484
Austria (0.5%)
Immoeast AG *	688,500	9,042,974

Belgium (1.2%)
Fortis SA	547,867	21,932,370

Bermuda (1.0%)
Hongkong Land Holdings Ltd.	3,250,000	13,845,000
Mandarin Oriental International Ltd.	1,849,000	4,030,820
		17,875,820
Brazil (2.5%)
Agra Empreendimentos Imobiliarios SA *	201,900	1,752,809
Companhia Brasileira de Desenvolvimento Imobiliario *(4)	19,000	10,794,881
Cyrela Brazil Realty SA (1)(3)	15,000	3,572,250
Cyrela Brazil Realty SA (2)	7,500	1,786,125
Cyrela Brazil Realty SA	100,000	1,182,499
Ez Tec Empreendimentos e Participacoes SA *	769,200	5,084,979
Gafisa SA * (2)	151,000	4,748,950
Gafisa SA	300,000	4,762,916
Inpar SA *	191,600	2,116,115
Multiplan Empreendimentos Imobiliarios SA *	790,000	10,298,147
		46,099,671
China (0.7%)
Shanghai Forte Land Co.	500,000	347,550
Shimao Property Holdings Ltd.	4,500,000	12,074,826
		12,422,376
France (7.0%)
Accor SA	500,000	43,302,185
Club Mediterranee *	62,095	4,461,875
Eurosic	89,000	6,408,546
Fonciere Des Regions	89,703	13,622,789
Kaufman & Broad SA	95,610	6,562,715
Nexity Initiale, SAS	66,292	5,040,989
Societe Immobiliere de Location pour l’Industrie et le Commerce	59,990	9,748,139
Unibail-Rodamco Co.	174,457	41,841,420
		130,988,658
Germany (0.5%)
Colonia Real Estate AG *	225,347	8,537,109

Guernsey (0.6%)
Eurocastle Investment Ltd.	277,582	11,651,525

Hong Kong (10.7%)
Greentown China Holdings Ltd.	6,199,500	14,892,362
The Hongkong & Shanghai Hotels Ltd.	6,611,500	11,083,652
Hopson Development Holdings Ltd.	6,071,000	21,914,307
Kowloon Development Co. Ltd.	6,627,000	14,666,075
Midland Holdings Ltd.	19,496,000	14,573,049
New World Development Ltd.	10,000,000	24,788,531
NWS Holdings Ltd.	2,986,000	7,249,240
Shangri-La Asia Ltd.	3,882,000	9,245,928
Sino Land Co.	9,060,000	20,490,404
Sun Hung Kai Properties Ltd.	3,200,000	41,133,628
Wharf Holdings Ltd.	4,500,000	18,830,978
		198,868,154

Italy (3.9%)
Banca Monte dei Paschi di Siena S.p.A	6,500,000	41,708,281
Intesa Sanpaolo S.p.A.	4,000,000	30,564,639
		72,272,920
Japan (10.7%)
Aeon Mall Co. Ltd.	350,000	10,576,964
Creed Corp.	3,146	8,524,594
Daito Trust Construction Co. Ltd.	19,200	962,715
Daiwa House Industry Co. Ltd.	500,000	6,613,768
Haseko Corp. *	4,150,000	11,139,999
Mitsubishi Estate Co. Ltd.	998,000	25,778,753
Mitsui Fudosan Co. Ltd.	903,000	23,934,664
Nomura Real Estate Holdings, Inc.	605,700	18,559,836
Pacific Management Corp.	8,950	13,750,053
Secured Capital Japan Co. Ltd.	2,371	4,643,329
Sumitomo Real Estate Sales Co. Ltd.	206,230	15,493,580
Sumitomo Realty & Development Co. Ltd.	981,000	29,562,909
Tokyo Tatemono Co. Ltd.	1,210,000	14,820,495
Urban Corp.	850,000	13,704,470
		198,066,129
Luxembourg (0.3%)
Orco Property Group	45,630	6,558,169

Mexico (1.7%)
Corp. GEO SAB de CV *	1,522,000	8,329,891
Desarrolladora Homex SAB de CV * (2)	250,100	14,135,652
Desarrolladora Homex *	500,000	4,712,600
Impulsora Del Desarrollo Y El Empleo en America Latin *	276,000	472,516
Urbi, Desarrollos *	738,000	3,108,267
		30,758,926
Norway (0.3%)
Norwegian Property ASA	483,800	5,829,916

Russia (0.9%)
PIK Group * (1)(3)(4)	615,000	17,269,200

Singapore (3.5%)
Banyan Tree Holdings Ltd.	2,791,000	4,327,274
CapitaCommercial Trust	9,950,000	17,461,899
CapitaLand Ltd.	1,925,000	9,525,302
CapitaMall Trust	3,850,000	9,550,703
City Developments Ltd.	1,375,000	13,789,008
Macquarie MEAG Prime REIT	6,609,000	5,450,452
Singapore Land Ltd.	799,000	5,535,066
		65,639,704
Spain (0.5%)
Realia Business SA	1,000,000	8,742,526

Sweden (1.2%)
JM AB	553,600	17,007,554
Skanska AB	250,000	5,444,946
		22,452,500
Thailand (0.5%)
Land and Houses PLC	5,000,000	1,273,131
Minor International	15,496,900	7,295,358
		8,568,489
United Kingdom (7.8%)
British Land Co. PLC	470,000	11,865,987
Dawnay Day Sirius Ltd. *	4,000,000	4,815,914
Dawnay Day Treveria PLC	10,435,000	15,204,711
Great Portland Estates PLC	290,000	3,825,710
Hammerson PLC	600,000	14,624,040
Helical Bar PLC	524,884	4,781,462
Hirco PLC *	871,632	7,152,361
Land Securities Group PLC	300,000	10,309,948
Lloyds TSB Group PLC	1,000,000	11,333,631
Mapeley Ltd.	182,817	10,824,056
Segro PLC	3,040,000	33,404,558
Shaftesbury PLC	997,500	11,345,818
Unitech Corporate Parks PLC *	3,104,000	6,210,017
		145,698,213

United States (21.9%)
Alexander’s, Inc. *	37,670	13,338,947
Alexandria Real Estate Equities, Inc.	99,000	8,526,870
AMB Property Corp.	50,000	2,664,000
AvalonBay Communities, Inc.	60,000	6,478,200
Boston Properties, Inc.	350,000	33,071,500
DiamondRock Hospitality Co.	678,000	11,417,520
Federal Realty Invs Trust	30,000	2,254,200
Hilton Hotels Corp.	789,200	34,890,532
Hospitality Properties Trust	150,000	5,754,000
Host Hotels & Resorts, Inc.	400,000	8,448,000
iStar Financial, Inc.	1,195,965	43,449,408
Kilroy Realty Corp.	75,000	4,832,250
Maguire Properties, Inc.	463,100	13,249,291
Marriott International, Inc. - Class A	850,000	35,317,500
Orient-Express Hotels Ltd.	315,000	14,631,750
Prologis	130,000	7,397,000
Simon Property Group, Inc.	290,000	25,093,700
SL Green Realty Corp.	70,000	8,499,400
Starwood Hotels & Resorts Worldwide, Inc.	500,000	31,480,000
Sunrise Senior Living, Inc. *	374,300	14,882,168
Taubman Centers, Inc.	100,000	4,809,000
Ventas, Inc.	250,000	8,155,000
Vornado Realty Trust	250,000	26,757,500
Washington Mutual, Inc.	1,100,000	41,283,000
		406,680,736

TOTAL COMMON STOCKS (Identified Cost $1,704,781,477)		1,594,528,569

DESCRIPTION	SHARES	VALUE
EQUITY - LINKED STRUCTURED NOTES (0.9%)
Germany (0.1%)
Morgan Stanley - Altana (3)(4)	100,000	2,369,649

United Kingdom (0.8%)
Morgan Stanley - 3i Group (3)(4)	800,000	14,888,898

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $25,996,312)		17,258,547

	INTEREST
DESCRIPTION	RATE	SHARES	VALUE
SHORT TERM INVESTMENTS (10.6%)
Alpine Municipal Money Market Fund (5)	3.548%	32,727,659	32,727,659
Credit Suisse Institutional Money Market Fund (5)	5.315%	159,558,338	159,558,338
Morgan Stanley Money Market Fund (5)	5.060%	5,033,369	5,033,369

TOTAL SHORT TERM INVESTMENTS (Identified Cost $197,319,366)			197,319,366

TOTAL INVESTMENTS (97.4%) (Identified Cost $1,928,097,155)			1,809,106,482
TOTAL OTHER ASSETS LESS LIABILITIES (2.6%)			48,162,178
TOTAL NET ASSETS (100.0%)			$1,857,268,660

*	Non-income Producing Security.
(1)	GDR - Global Depository Receipt.
(2)	ADR - American Depository Receipt.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

(4)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(5)

Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940. The interest rate shown represents the rate at July 31, 2007.

See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

July 31, 2007

1. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

2. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

3. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

4. Equity - Linked Structured Notes:

The Portfolios may invest in equity-linked structured notes.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities.

There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

5. Income Tax

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross Appreciation (excess of value over tax cost)	30,307,162
Gross Depreciation (excess of tax cost over value)	(152,312,889)
Net unrealized Appreciation/(Depreciation)	(122,005,727)
Cost of investments for income tax purposes	1,931,112,209

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2007

By:	/s/ Sheldon Flamm
Sheldon Flamm
Treasurer (Principal Financial Officer)

Date:	September 28, 2007

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